Inventories	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
Inventories

2.    Inventories

The major components of inventories as of June 30, 2021 and December 31, 2020 were as follows:

	Jun 30, 2021	Dec 31, 2020
Raw materials	$1,286,151	$1,323,655
Work-in-progress	399,738	428,753
Finished goods	1,140,543	1,065,458
Reduction to LIFO cost	(1,218,604)	(1,172,891)
Total Inventories	$1,607,828	$1,644,975